ADVANCES RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
ADVANCES RECEIVABLE AND PREPAID EXPENSES [Text Block]

5. Advances receivable and prepaid expenses

	December 31,	December 31,
	2023	2022
Supplier prepayments and deposits	273,477	249,652
Loan to KGL and accrued interest	65,896	60,506
Other receivables and employee advances	43,939	23,629
Harmonized Sales Tax receivable	25,417	26,389
	$408,729	$360,176

In connection with the September 2019 acquisition of Loncor Kilo Inc. (see Note 1), the Company provided to KGL Resources Ltd. an unsecured loan in the principal amount of $49,146 (Cdn$65,000) bearing interest of 8% per annum and repayable on demand. For the year ended December 31, 2023, the interest accrued on the loan was $16,750 (December 31, 2022 - $12,516).

Other receivables and employee advances of $43,939, are non-interest bearing, unsecured and due on demand (December 31, 2022 - $23,629).

For the year ended December 31, 2023 the Company recorded $25,417 (December 31, 2022 - $26,389) of Harmonized Sales Tax receivable.